Short-Term and Long-Term Debt (Schedule Of Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Short-term debt	$ 562	$ 1,084
Total long-term debt	2,269	2,334
Short-term Debt [Member]
Debt Instrument [Line Items]
Short-term debt	$ 562	1,084
9.76% Surplus Note, Due 2024 [Member]
Debt Instrument [Line Items]
Stated interest rate	9.76%
9.76% Surplus Note, Due 2024 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 50	50
Stated interest rate	9.76%
6.56% Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Stated interest rate	6.56%
6.56% Surplus Note, Due 2028 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 500	500
Stated interest rate	6.56%
111 bps Surplus Note, Due 2028 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	1.11%
111 bps Surplus Note, Due 2028 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 71	71
111 bps Surplus Note, Due 2028 [Member] | Long-term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	1.11%
226 bps Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Surplus notes	$ 568
226 bps Surplus Note, Due 2028 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	2.26%
226 bps Surplus Note, Due 2028 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 568	593
226 bps Surplus Note, Due 2028 [Member] | Long-term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	2.26%
6.03% Surplus Note, Due 2028 [Member]
Debt Instrument [Line Items]
Stated interest rate	6.03%
6.03% Surplus Note, Due 2028 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 750	750
Stated interest rate	6.03%
200 bps Surplus Note, Due 2035 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	2.00%
200 bps Surplus Note, Due 2035 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 30	30
200 bps Surplus Note, Due 2035 [Member] | Long-term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	2.00%
155 bps Surplus Note, Due 2037 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	1.55%
155 bps Surplus Note, Due 2037 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 25	25
155 bps Surplus Note, Due 2037 [Member] | Long-term Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	1.55%
4.20% Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Stated interest rate	4.20%
4.20% Surplus Note, Due 2037 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 50	50
Stated interest rate	4.20%
100 bps Surplus Note, Due 2037 [Member]
Debt Instrument [Line Items]
Surplus notes	$ 154
100 bps Surplus Note, Due 2037 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable rate	1.00%
100 bps Surplus Note, Due 2037 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 154	194
Variable rate	1.00%
4.225% Surplus Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Stated interest rate	4.225%
4.225% Surplus Notes, Due 2037 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 28	28
Stated interest rate	4.225%
4.00% Surplus Notes, Due 2037 [Member]
Debt Instrument [Line Items]
Stated interest rate	4.00%
4.00% Surplus Notes, Due 2037 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 30	30
Stated interest rate	4.00%
4.50% Surplus Note, Due 2038 [Member]
Debt Instrument [Line Items]
Stated interest rate	4.50%
4.50% Surplus Note, Due 2038 [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Surplus notes	$ 13	$ 13
Stated interest rate	4.50%